S000006016 [Member] Investment Risks - Permanent Portfolio	Jan. 31, 2026
U S government and agency securities risk [Member]
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U.S. government and agency securities risk — U.S. government and agency securities (such as securities issued by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”)) are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and- credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full-faith-and-credit of the United States, circumstances could arise that could prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government agencies, such as Fannie Mae and Freddie Mac, are not backed by the full-faith-and-credit of the United States and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government agency securities that are not backed by the full-faith-and-credit of the United States are subject to greater credit risk.

Inflation risk [Member]
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Inflation risk — the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater if the Portfolio invests a significant portion of its assets in bonds with longer maturities.

Security selection risk [Member]
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•	Security selection risk — securities selected for the Portfolio may perform differently than expected.

Risks of investments in gold and silver [Member]
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Risks of investments in gold and silver — gold and silver generate no interest or dividends, and the return from investments in gold and silver will be derived solely from the gains and losses realized by the Portfolio upon sale. Prices of gold and silver may fluctuate, sharply or gradually, and over short or long periods of time. The prices of gold and silver have fluctuated widely over the past several years. If gold and silver markets continue to be characterized by the wide fluctuations that they have shown in the past several years, the Portfolio’s performance may be significantly impacted. The prices of gold and silver may be significantly affected by factors such as changes in inflation or expectations regarding inflation in various countries, the availability of supplies and demand, change in the attitude of speculators and investors towards gold, changes in industrial and commercial demand, developments in the gold and silver mining industries, gold and silver sales by governments, central banks or international institutions, investment and trading activities of market participants, including hedge funds or speculators, commodity funds and exchange traded funds, hedging activity by producers, currency exchange rates, interest rates, and monetary and other economic policies of various governments. In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, the Portfolio’s investments may be particularly susceptible to political, economic and environmental conditions and events in those countries. While gold and silver are used to preserve wealth by investors around the world, there is no assurance that gold or silver will maintain its long-term value in terms of future purchasing power. Furthermore, although gold and silver have been used as portfolio diversifiers due to their historically low-to-negative correlation with stocks and bonds, diversification does not ensure against, nor can it prevent, loss. The gold and silver bullion and bullion-type coins held by the Portfolio’s subcustodian on behalf of the Portfolio could be lost, damaged, stolen or destroyed. Access to the Portfolio’s gold and silver holdings could also be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). The gold and silver custody operations of the subcustodian are not subject to specific governmental regulatory supervision. The subcustodian’s procedures may not prevent the deposit of gold or silver on behalf of the Portfolio that fails to meet the purity standards agreed to at the time of purchase. The Portfolio does not insure its gold and silver holdings and the responsibility of the Portfolio’s custodian and any subcustodian for loss, damage or destruction of the Portfolio’s gold and silver holdings is very limited under the agreements governing the custody and subcustody arrangements. In addition, if the Portfolio’s gold and silver bullion and bullion-type coins are lost, damaged, stolen or destroyed under circumstances rendering the custodian, any subcustodian or any other third party liable to the Portfolio (or the custodian or any subcustodian), the responsible party may not have the financial resources (including liability insurance coverage) sufficient to satisfy such claim. Consequently, the value of the Portfolio’s shares may be adversely affected by loss, damage or destruction to the bullion and bullion-type coins for which the Portfolio may not be reimbursed. When holding bullion, the Portfolio may encounter higher custody and other costs than those normally associated with ownership of securities. Gains realized upon the sale of bullion or bullion-type coins will not count towards the requirement in the Internal Revenue Code of 1986, as amended (“Code”), that at least 90% of the Portfolio’s gross income in each taxable year be derived from gains on the sale of securities and certain other permitted sources, except to the extent that the Portfolio has invested in bullion as a hedge with respect to investment in the securities of companies engaged in mining gold or silver. Accordingly, the Portfolio may be required to hold its precious metals or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so. If the Portfolio is not able to satisfy this or other requirements under the Code for any taxable year, the Portfolio would become subject to corporate federal income tax for that year on all of its taxable income and recognized gains.

Risks of investments in Swiss franc assets [Member]
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Risks of investments in Swiss franc assets — the Swiss franc is subject to the risk that inflation will decrease in the United States, or rise in Switzerland. Swiss government bonds are subject to some risk of default, and their credit quality is not rated by some U.S. rating agencies. Swiss government bonds are also subject to interest rate risk and income risk, which are described under “Risks of investments in dollar assets” below. The Portfolio may also be significantly affected by other economic, monetary or political developments in Switzerland. The U.S. dollar/Swiss franc exchange rate may adversely affect the value (in U.S. dollar terms) of the Portfolio’s Swiss franc assets. The Swiss franc has shown cyclical periods of strength and weakness against the U.S. dollar, and will likely continue to do so. The performance of the Swiss franc versus the U.S. dollar may be prolonged or amplified by slow growth or other negative developments affecting the European economy.

Risks of investments in real estate and natural resource stocks [Member]
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Risks of investments in real estate and natural resource stocks — investments in real estate and natural resource stocks are subject to market risk, capitalization risk and risk of investments in foreign securities. Any decline in the general level of prices of oil, gas, coal, minerals or real estate would be expected to have an adverse impact on these stocks. Real estate-related investments, such as stocks of real estate-related companies, REITs and related instruments, will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from a casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Additionally, investments in REITs involve other risk factors, including poor performance by the REIT’s manager, changes to tax laws and self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Code, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended (“1940 Act”). The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities. REITs are subject to management fees and other expenses, and so to the extent that the Portfolio invests in REITs the Portfolio will bear its proportionate share of the costs of the REITs’ operations. Investments in natural resource companies can be significantly affected by events relating to international political and economic developments, expropriation or other confiscation, population growth and changing demographics, energy conservation, the success of exploration projects, global commodity prices, adverse international monetary policies, tax and other government regulations, and natural phenomena around the world, such as drought, floods and other adverse weather conditions and livestock disease.

Risks of investments in aggressive growth stocks [Member]
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Risks of investments in aggressive growth stocks — investments in aggressive growth stocks are subject to market risk, capitalization risk and risk of investments in foreign securities. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. or foreign stock market investments in general are declining.

Risks of investments in dollar assets [Member]
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Risks of investments in dollar assets — investments in debt securities are generally subject to interest rate risk, credit risk, income risk, and prepayment and extension risk. Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s dollar assets. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Portfolio’s sensitivity to interest rate risk will increase with any increase in the Portfolio’s overall duration. Credit risk is the risk that an issuer or guarantor of debt securities, or the counterparty to an investment contract or repurchase agreement, may be unable or unwilling to pay principal and interest when due, or otherwise honor its obligations. The Portfolio’s dollar assets are also subject to income risk. The Portfolio’s income generally declines during periods of falling interest rates because the Portfolio must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, call, or buy-back) at a lower rate of interest or return. In addition to income risk, if a security held by the Portfolio is called or paid off by the issuer more quickly than originally anticipated, the Portfolio may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and may increase the magnitude of resulting price declines.

Risks of investing in foreign and emerging markets [Member]
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Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with investing in U.S. securities. The risks of investing in securities of foreign issuers can include, among others: unfavorable differences in liquidity and volatility; less developed or less efficient trading markets; less stringent accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition; social, political or economic instability; revolutions, wars or diplomatic developments; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment); and settlement, custodial or other operational risks. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets can perform differently than the U.S. market. Investing in emerging (less developed) market securities may involve higher levels of each of these risks.

Allocation risk [Member]
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•	Allocation risk — because the Portfolio invests a fixed Target Percentage of its net assets in designated asset classes, the Portfolio has less flexibility in its investment strategy than other funds that are not subject to such limitations. It is possible that investment in the designated asset classes or the investments in the individual asset classes will cause the Portfolio to lose value or to underperform other funds with a similar investment objective.

Bank obligations risk [Member]
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Bank obligations risk — investments in bank obligations may expose the Portfolio to adverse developments in or related to the banking industry. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Redemption risk [Member]
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Redemption risk — market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The Portfolio may experience periods of heavy redemptions that could cause it to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.

Risks of in kind redemptions [Member]
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Risks of in-kind redemptions — to avoid liability for corporate federal income tax, the Portfolio, if administratively feasible, may require redeeming shareholders to accept readily tradable gold or silver bullion or coins from the Portfolio’s holdings in complete or partial payment of redemptions, if it can satisfy a federal tax law provision that permits it to do so without recognizing gain.

Warrant risk [Member]
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Warrant risk — warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Capitalization risk [Member]
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Capitalization risk — to the extent the Portfolio emphasizes stocks of small-, mid- or large-companies, it takes on the associated risks. Investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust or during market or sector downturns. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to market changes and opportunities.

Market risks [Member]
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Market risk — prices of the investments held by the Portfolio will fluctuate, sometimes rapidly and unexpectedly. These fluctuations may cause the price of an investment to decline for short- or long-term periods and cause the investment to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Investments in each of the Portfolio’s investment categories may decline in value due to factors affecting the gold and silver markets, individual issuers, securities markets generally or particular industries or sectors within the securities markets. Changes in market conditions may not have the same impact on all investment categories.

Risk Lose Money [Member]
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Risk [Text Block]	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.
Risk Nondiversified Status [Member]
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Non-diversified fund risk — the Portfolio is classified as non-diversified. As such, the percentage of the Portfolio’s assets that may be invested in any single issuer or a few issuers is not limited by the 1940 Act. Investing a higher percentage of its assets in any one or a few issuers or types of investments could increase the Portfolio’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers or types of investments.